Accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting policies
Basis of preparation of the consolidated financial statements

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union and IFRS as published by the International Accounting Standards Board (IASB).

The interim consolidated financial statements of TOTAL SE and its subsidiaries (the Group) as of June 30, 2020, are presented in U.S. dollars and have been prepared in accordance with International Accounting Standard (IAS) 34 “Interim Financial Reporting”.

Accounting principles applied in the interim financial statements

The accounting principles applied for the consolidated financial statements at June 30, 2020, are consistent with those used for the financial statements at December 31, 2019, with the exception of standards or amendments that must be applied for periods beginning January 1, 2020.

On January 1, 2020, the Group applied the amendments to IFRS9 and IFRS7 relating to the IBOR reform. The amendments modify some specific hedge accounting requirements to provide relief from potential effects of the uncertainty caused by the IBOR reform, and therefore maintain the hedge accounting qualification of interest rate derivatives. The Group is currently assessing the future impacts of these index changes.